LOAN FROM RELATED PARTY (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	June 30	December 31
	2015	2014
	$	$

Loan from related party	1,350	1,300